As filed with the Securities and Exchange Commission on July 31, 1997
                                                    File No. 2-77283
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                              FORM N-4

        REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933      /X/

                  Pre-Effective Amendment No. ___                / /

                  Post-Effective Amendment No. 23                /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940  / /

                          Amendment No. ___                      / /

              Penn Mutual Variable Annuity Account III
                       (Exact Name of Registrant)

               THE PENN MUTUAL LIFE INSURANCE COMPANY
                          (Name of Depositor)

                          600 Dresher Road
                       Horsham, Pennsylvania  19044
            (Address of Principal Executive Offices of Depositor)
            Depositor's Telephone Number:  215-956-8000


                          Richard F. Plush
               Vice President, Products and Programs
               The Penn Mutual Life Insurance Company
                          600 Dresher Road
                    Horsham, Pennsylvania  19044
                  (Name and Address of Agent for Service)
                              Copy to:
                          Richard W. Grant
                          C. Ronald Rubley
                    Morgan, Lewis & Bockius LLP
                       2000 One Logan Square
                    Philadelphia, PA  19103-6993


It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on (date) pursuant to paragraph (a) of Rule 485

The registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed on February 11, 1997.

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                               PART A

                Information Required in a Prospectus
            The Prospectus was filed on April 29, 1997 as Part
            A of Post-Effective Amendment No. 22 to this
            Registration Statement and is incorporated by reference.














































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                               PART B

         Information Required in a Statement of Additional Information
                 The Statement of Additional Information was filed on April 29, 1997 as Part B of Post-Effective
                 Amendment No. 22 to this Registration Statement and is incorporated by reference.














































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                               PART C

                         Other Information
               Part C to this Registration Statement was filed on April 29, 1997 as Part C of Post-Effective
               Amendment No. 22 to this Registration Statement and is incorporated by reference, except to the extent Item 32 is amended herein.













































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                        Amendment to Item 32

Item 32 of Part C of this Registration Statement is amended to read as follows:

Item 32.         Undertakings

"Item 32. Undertaking" is hereby amended to read as follows:

The Penn Mutual Life Insurance Company hereby undertakes:

                 (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                 (b)   to include either (1) as part of any
                       application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

                 (c)   to deliver any statement of additional
                       information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract and the Individual Variable Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.











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                             SIGNATURES

                       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 23 of this Registration Statement and has caused this Post-Effective Amendment No. 23 to be signed on its behalf, in the Township of Horsham and Commonwealth of Pennsylvania on this 31st day of July, 1997.

                       PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                                 (Registrant)

                       By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                                 (Depositor)


                                By:/s/Robert E. Chappell
                                     Robert E. Chappell
                             Chairman of the Board of Trustees
                             and Chief Executive Officer

             As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated, on the 31st day of July, 1997.

Signature                             Title

/s/Robert E. Chappell            Chairman of the Board of Trustees
Robert E. Chappell               and Chief Executive Officer


/s/Nancy S. Brodie               Executive Vice President and
Nancy S. Brodie                  Chief Financial Officer

/s/Ann M. Strootman              Vice President and Controller
Ann M. Strootman

  JULIA CHANG BLOCH              Trustee

*JAMES A. HAGEN                  Trustee

*PHILLIP E. LIPPINCOTT           Trustee

*JOHN F. MCCAUGHAN               Trustee

  EDMUND F. NOTEBAERT            Trustee

*ALAN B. MILLER                  Trustee

  ROBERT H. ROCK                 Trustee

*DANIEL J. TORAN                 Trustee

*NORMAN T. WILDE, JR.            Trustee

*WESLEY S. WILLIAMS, JR.         Trustee

*By:/s/ Robert E. Chappell
       Robert E. Chappell, attorney-in-fact




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